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Delaware Emerging Markets Debt Fund
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DELAWARE GROUP® GOVERNMENT FUND

Delaware Emerging Markets Debt Fund (the “Fund”)

Supplement to the current Statutory Prospectus

and Statement of Additional Information dated November 29, 2019

At a meeting on November 20, 2019, Delaware Group® Government Fund’s Board of Trustees (Board) approved a name change for the Fund and changes to the Fund’s 80% policy and investment strategies. The Fund’s name will change from “Delaware Emerging Markets Debt Fund” to “Delaware Emerging Markets Debt Corporate Fund.” The name change and changes to the Fund’s 80% policy and investment strategies will be effective on or around close of business on January 28, 2020 (Effective Date).

Consistent with these changes, until the Effective Date:

All references to “Delaware Emerging Markets Debt Corporate Fund” are hereby replaced with “Delaware Emerging Markets Debt Fund” in the Fund’s Statutory Prospectus and Statement of Additional Information.

The following information replaces the information in the section of the Prospectus entitled “Fund summary — What are the Fund’s principal investment strategies?”:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in emerging markets debt instruments (80% policy). For purposes of the 80% policy, emerging markets debt instruments include those that are (1) economically tied to an emerging market country or countries, (2) issued or guaranteed by a company, government or government entity domiciled or conducting significant business activities in an emerging market country, (3) derivatives or pooled structures (such as exchange-traded funds (ETFs)) that are linked to emerging markets debt securities, or (4) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries. Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, the countries’ governments, or in the judgment of the Fund’s investment manager, Delaware Management Company (Manager). These debt instruments will be denominated primarily in the currencies of members of the Organization for Economic Cooperation and Development (OECD) and in other emerging markets’ currencies and may include a significant percentage of high yield (junk) bonds. While there is no percentage limit on the amount of the Fund’s assets that may be invested in high yield (junk) bonds, the Manager generally expects that 50% of the Fund’s assets will be invested in high yield bonds.

The Fund may also use a wide variety of derivatives instruments, including credit linked notes, interest rate, index and credit default swaps, forward foreign currency contracts, futures, and options. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the Fund without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Manager may also establish short positions through derivatives in an attempt to isolate, manage, or reduce the risk of individual positions, or positions in the aggregate, or to take advantage of an anticipated deterioration in the creditworthiness of an issuer. The Fund may employ leverage, such as by entering into reverse repurchase transactions, to attempt to take advantage of or increase the total return of attractive investment opportunities.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The following information replaces the information in the section of the Prospectus entitled “Fund summary — What are the principal risks of investing in the Fund? — High yield (junk bond) risk”:

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

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Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated November 29, 2019.